RISK MANAGEMENT - Trading book risk - Net position (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial liabilities	249,900,662	247,219,098
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,568,274	28,286,329
Financial liabilities	2,371,927	1,761,174
Net position	$ 30,196,347	$ 26,525,155